Assets held-for-sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item
Assets held-for-sale
At beginning of the financial year	$ 32,998	$ 44,296
Reclassified from property, plant and equipment (note 8)		32,998
Disposals	$ (32,998)	(44,296)
At end of the financial year		$ 32,998
Number of VLGC included in assets held-for-sale | item	0	1